Financial Assets and Liabilities - Schedule of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Liabilities [Abstract]
Accounts payable and long term payables	€ 16,409	€ 1,466
Accruals and other current liabilities	1,399	6
Other long-term liabilities	842	251
Financial Liabilities	€ 18,650	€ 1,723